Schedule of Investments
October 31, 2025 (unaudited)
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.07%

Apparel Retailers - 2.49%
Boot Barn Holdings, Inc. (2)	1,385	262,665

Asset Managers and Custodians - 3.32%
Perella Weinberg Partners	13,190	246,389
Terawulf, Inc. (2)	6,680	103,540

		349,929

Banks - 8.74%
Business First Bancshares, Inc.	11,815	289,704
Coastal Financial Corp. (2)	1,810	192,765
Metropolitan Bank Holding Corp.	3,860	255,802
Triumph Financial, Inc. (2)	3,352	182,550

		920,821

Biotechnology - 6.84%
ADMA Biologics, Inc. (2)	17,310	267,959
Ligand Pharmaceuticals, Inc. (2)	2,365	452,448

		720,407

Cable & Other Pay Television Services - 1.50%
GCI Liberty, Inc. (2)	4,320	158,220

Computer Services - 1.55%
Workiva, Inc. Class A (2)	1,920	163,219

Construction Machinery & Equipment - 2.75%
Douglas Dynamics, Inc.	9,590	289,906

Crude Petroleum and Natural Gas - 1.67%
Evolution Petroleum Corp.	9,439	41,343
TETRA Technologies, Inc. (2)	19,040	134,422

		175,765

Electronic Equipment: Gauges and Meters - 1.39%
Mesa Laboratories, Inc.	2,035	146,296

Engineering and Contracting Services - 4.08%
Argan, Inc. (2)	910	278,651
Limbach Holdings, Inc. (2)	1,601	151,262

		429,914

Farming, Fishing, Ranching & Plantations - 2.53%
Vital Farms, Inc. (2)	8,125	266,906

Gas Distribution - 2.15%
Excelerate Energy, Inc	8,722	225,987

Home Construction - 2.46%
Green Brick Partners, Inc. (2)	4,008	259,478

Media Agencies - 0.96%
Quinstreet, Inc. (2)	6,840	101,164

Medical Equipment - 8.61%
BioLife Solutions, Inc. (2)	9,910	276,192
iRadimed Corp.	4,090	314,153
LeMaitre Vascular, Inc.	3,660	316,993

		907,337

Medical Supplies - 2.42%
UFP Technologies, Inc. (2)	1,325	255,248

Oil & Gas Field Machinery & Equipment - 2.74%
Solaris Energy Infrastructure, Inc. (2)	5,425	288,773

Oil and Gas Field Services, NEC - 2.65%
Select Water Solutions, Inc.	15,530	179,527
WaterBridge Infrastructure LLC (2)	4,130	99,120

		278,647

Ophthalmic Goods - 1.52%
Warby Parker, Inc. (2)	8,180	160,246

Perfumes, Cosmetics & Other Toilet Preparations - 0.43%
Oddity Tech Ltd. (2)	1,000	45,250

Pharmaceuticals - 6.78%
ANI Pharmaceuticals, Inc. (2)	3,125	283,125
Phibro Animal Health Corp.	10,260	431,536

		714,661

Plastics Products, NEC - 2.52%
Karat Packaging, Inc.	11,038	265,133

Radio & Tv Broadcasting & Communications Equipment - 0.90%
Planet Labs PBC (2)	7,080	95,226

Recreational Services - 2.31%
OneSpaWorld Holdings Ltd.	10,440	242,939

Restaurants and Bars - 2.87%
Kura Sushi USA, Inc. Class A (2)	5,305	302,014

Retail-Drug Stores And Proprietary Stores - 1.16%
Guardian Pharmacy Services, Inc. (2)	4,375	122,675

Semiconductors - 2.90%
NVE Corp.	4,430	305,892

Services-Equipment Rental & Leasing, NEC - 0.88%
McGrath Rent Corp. (2)	865	92,936

Services-Health Services - 2.46%
Pennant Group, Inc. (2)	10,495	259,541

Soft Drinks - 2.05%
The Vita Coco Co., Inc. (2)	5,235	215,577

Software - 6.66%
nCino, Inc. (2)	10,295	274,671
PDF Solutions, Inc. (2)	14,660	427,046

		701,716

Transaction Processing Services - 3.54%
i3 Verticals, Inc. Class A (2)	12,125	372,844

Trucking (No Local) - 1.22%
Covenant Logistics Group, Inc.	6,368	128,443

Total Common Stocks	(Cost $ 9,081,864)	10,225,773

Short-Term Investment - 2.99%

Fidelity Money Market Funds Fidelity Investments Money Market Treasury Portfolio - 3.72% (3)	315,005	315,005

Total Short-Term Investment	(Cost $ 315,005)	315,005

Total Investments - 100.06%	(Cost $ 9,396,869)	10,540,778

Liabilities In Excess of Other Assets - (0.06%)		(5,963)

Total Net Assets - 100.00%		10,534,815

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$10,540,778	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$10,540,778	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2025.